Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment
Total property, plant and equipment	$ 287,928	$ 288,012
Less: accumulated depreciation	(163,943)	(135,421)
Total property, plant and equipment, net	123,985	152,591
Construction equipment [Member]
Property, plant and equipment
Total property, plant and equipment	93,897	73,050
Furniture and equipment [Member]
Property, plant and equipment
Total property, plant and equipment	50,325	46,451
Land and buildings [Member]
Property, plant and equipment
Total property, plant and equipment	12,384	32,064
Transportation equipment [Member]
Property, plant and equipment
Total property, plant and equipment	108,152	119,321
Leasehold improvements [Member]
Property, plant and equipment
Total property, plant and equipment	23,063	17,019
Marine equipment [Member]
Property, plant and equipment
Total property, plant and equipment	$ 107	$ 107